4. EQUIPMENT: Schedule of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equipment Cost	$ 119,231	$ 117,861
Equipment cost, Exchange adjustment	2,462	1,370
Equipment Cost	122,297	119,231
Additions during the year	604
Equipment, Accumulated Depreciation	118,377	115,259
Equipment, depreciation during period	1,464	1,775
Equipment, depreciation, exchange adjustment	2,456	1,343
Equipment, Accumulated Depreciation	122,297	118,377
Equipment, net book value	0	854,000	$ 2,602,000
Furniture and other equipment
Equipment Cost	119,231	117,861
Equipment cost, Exchange adjustment	2,462	1,370
Equipment Cost	121,693	119,231
Additions during the year	0
Equipment, Accumulated Depreciation	118,377	115,259
Equipment, depreciation during period	865	1,775
Equipment, depreciation, exchange adjustment	2,451	1,343
Equipment, Accumulated Depreciation	121,693	118,377
Equipment, net book value	0	854,000	2,602,000
Other property, plant and equipment
Equipment Cost	0	0
Equipment cost, Exchange adjustment	0	0
Equipment Cost	604	0
Additions during the year	604
Equipment, Accumulated Depreciation	0	0
Equipment, depreciation during period	599	0
Equipment, depreciation, exchange adjustment	5	0
Equipment, Accumulated Depreciation	604	0
Equipment, net book value	$ 0	$ 0	$ 0